Other Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	7. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2024	2025
Accrued expenses	$806	$479
Others	430	535
	$1,236	$1,014